Stockholders' equity - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Increase The Number of Share Issuable
Warrants and rights outstanding	$ 9,799,073		$ 10,437,034
Adjusted down round deemed dividends preferred stock	1,818,000
Payments of ordinary dividends preferred stock and preference stock	379,167	$ 381,250
Proceeds from exercise of warrants	660,806	5,852,396
Adjustment to fair value of warrant liabilities	$ (508,232)	$ 15,176,536
Fair Value Measurements Of Warrant Expected Volatility Rate	57.06%
Fair Value Measurements Of Warrant Risk Free Interest Rate	3.81%
Class B2 Warrant [Member]
Increase The Number of Share Issuable
Common stock shares issued	107,500
Proceeds from exercise of warrants	$ 326,672
Fair Value Warrant Of Share Issue	62,572
Class C2 Warrant [Member]
Increase The Number of Share Issuable
Common stock shares issued	109,943
Proceeds from exercise of warrants	$ 334,134
Fair Value Warrant Of Share Issue	67,157
Class B1 B2 C1 And C2 Warrants [Member]
Increase The Number of Share Issuable
Class of warrant or right exercise price of warrants or rights	$ 3.0391
Common Stock [Member]
Increase The Number of Share Issuable
Market Value Of Common Stock	$ 3.28
Series A Preferred Shares [Member]
Increase The Number of Share Issuable
Payments of ordinary dividends preferred stock and preference stock	$ 400,000
Preferred Class A [Member]
Increase The Number of Share Issuable
Preferred stock, convertible, conversion price	$ 3.0391